July 28, 2016

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C.  20549

Re:    USCA All Terrain Fund

Dear Sir/Madam:

On behalf of the USCA All Terrain Fund, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Amendment No. 2 to the Trust’s Registration Statement under the Investment Company Act of 1940.  The purpose of this filing is to provide financial statements and other updating information for the Trust.

If you have any questions, please contact the undersigned at (614) 469-3264 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ Emily M. Little
Emily M. Little

828733.1